Long-Term Debt (Schedule of Long Term Debt) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Apr. 15, 2013
Debt Instrument [Line Items]
Other	$ 22.7	$ 27.1
Total	5,067.7	4,468.6
Current portion	(13.1)	(128.8)
Long-term debt, excluding current portion	5,054.6	4,339.8
Term Loan A-4, quarterly principal amortization [Member]
Debt Instrument [Line Items]
Term Loan	1,300.0	1,962.5
Total	1,300.0
Applicable margin	1.75%
Weighted average interest rate	1.41%
Senior Notes due 2017, interest payable semi-annually at 1.450% [Member]
Debt Instrument [Line Items]
Senior Notes	300.0	0	300.0
Interest rate	1.45%	1.45%	1.45%
Total	300.0
Senior Notes due 2018, interest payable semi-annually at 2.000% [Member]
Debt Instrument [Line Items]
Senior Notes	250.0	250.0		250.0
Interest rate	2.00%	2.00%		2.00%
Total	250.0
Senior Notes due 2020, interest payable semi-annually at 7.875% [Member]
Debt Instrument [Line Items]
Senior Notes	0	500.0
Interest rate	7.875%	7.875%
Senior Notes due 2022, interest payable semi-annually at 5.000% [Member]
Debt Instrument [Line Items]
Senior Notes	700.0	700.0
Interest rate	5.00%	5.00%
Total	700.0
Senior Notes due 2023, interest payable semi-annually at 3.500% [Member]
Debt Instrument [Line Items]
Senior Notes	1,000.0	1,000.0	1,000.0	1,000.0
Interest rate	3.50%	3.50%		3.50%
Total	1,000.0
Senior Notes due 2024, interest payable semi-annually at 3.875% [Member]
Debt Instrument [Line Items]
Senior Notes	700.0	0	700.0
Interest rate	3.875%	3.875%	3.875%
Total	700.0
Revolving Loan [Member]
Debt Instrument [Line Items]
Term Loan	$ 795.0	$ 29.0
Applicable margin	1.75%
Line of credit facility unused commitment fee percentage	0.25%
Line Of Credit Facility Marginal Rates	1.25%